Summary of Principal Accounting Policies - Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2025
Leasehold Improvements
Property, Plant and Equipment
Property and equipment, estimated useful lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Furniture, fixtures, and equipment | Minimum
Property, Plant and Equipment
Property and equipment, estimated useful lives	3 years
Furniture, fixtures, and equipment | Maximum
Property, Plant and Equipment
Property and equipment, estimated useful lives	5 years
Motor vehicles
Property, Plant and Equipment
Property and equipment, estimated useful lives	5 years
Software | Minimum
Property, Plant and Equipment
Property and equipment, estimated useful lives	2 years
Software | Maximum
Property, Plant and Equipment
Property and equipment, estimated useful lives	5 years
Building improvements
Property, Plant and Equipment
Property and equipment, estimated useful lives	10 years
Building | Minimum
Property, Plant and Equipment
Property and equipment, estimated useful lives	22 years
Building | Maximum
Property, Plant and Equipment
Property and equipment, estimated useful lives	30 years